UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

Fallen Angels Family of Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 68.15%

Consumer Discretionary - 6.22%
12,000	American Eagle Outfitters, Inc.	$ 220,440
5,000	Apollo Group, Inc. Class A *	254,500
6,000	Coach, Inc. *	213,420
20,000	Jamba, Inc. *	50,200
7,000	Shanda Interactive Entertainment Ltd. ADR *	240,030
18,000	Starbucks Corp. *	292,140
		1,270,730
Consumer Staples - 6.06%
6,000	Brown Forman Corp. Class B	408,120
6,000	Procter & Gamble Co.	402,300
14,000	Sysco Corp.	427,980
		1,238,400
Energy - 5.94%
10,000	Chesapeake Energy Corp.	517,000
2,500	China Petroleum & Chemical Corp. ADR	268,775
5,000	Petro-Canada	250,600
7,000	Tesoro Corp.	175,980
		1,212,355
Financials - 14.34%
937	Alleghany Corp.	322,796
4,500	Allied Irish banks PLC ADR	191,835
4,000	Allstate Corp.	201,440
5,000	American Express Co.	240,100
5,000	Barclays PLC	182,000
3	Berkshire Hathaway, Inc. * Class B	401,550
10,000	Gallagher Arthur J & Co.	245,700
10,000	Loews Corp.	421,100
8,000	Manulife Financial Corp.	313,280
4,000	Stancorp Financial Group, Inc.	204,960
6,000	US Bancorp	203,340
		2,928,101
Healthcare - 6.30%
8,000	Amgen, Inc. *	334,960
8,000	Medtronic, Inc.	389,440
6,000	Unitedhealth Group, Inc.	195,780
10,500	Walgreen Co.	365,925
		1,286,105
Industrial - 10.87%
5,000	3M Co.	384,500
5,000	Carlisle Companies, Inc.	144,400
6,000	Cintas Corp.	177,660
6,000	Emerson Electric Co.	313,560
5,000	Expeditors International of Washington, Inc.	232,950
12,000	General Electric Co.	392,400
5,000	MSC Industrial Direct Co., Inc. Class A	243,800
15,000	UTI Worldwide, Inc.	329,700
		2,218,970
Information Technology - 15.91%
12,000	Accenture Ltd. Class A	450,600
14,000	Analog Devices, Inc.	450,940
6,000	Autodesk, Inc. *	228,000
8,000	Cisco Systems, Inc. *	205,120
7,000	Cognizant Technology Solutions Corp. *	225,750
9,000	Dell, Inc. *	167,670
5,000	Infosys Technologies Ltd.	218,450
14,000	Microsoft Corp.	399,280
12,000	Paychex, Inc.	436,440
8,000	Satyam Computer Services Ltd. ADR	205,440
20,000	Wipro Ltd.	260,000
		3,247,690
Materials - 1.19%
4,000	Reliance Steel & Aluminum Co.	243,120

Telecommunications Services - 1.33%
12,000	SK Telecom Co. Ltd. ADR *	270,840

TOTAL FOR COMMON STOCKS (Cost $13,403,739) - 68.15%		13,916,311

EXCHANGE TRADED FUNDS - 9.24%

10,000	Ishares Dow Jones US Pharmaceuticals	492,200
9,000	Ultrashort Dow 30 Proshares	465,390
11,000	Ultrashort QQQ Proshares	464,860
8,000	Ultrashort S&P 500 Proshares	464,320

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $1,935,647) - 9.24%		1,886,770

SHORT TERM INVESTMENTS - 22.59%
4,612,240	Fidelity Money Market Portfolio Class Select 3.17%** (Cost $4,612,240)	4,612,240

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,612,240)		4,612,240

TOTAL INVESTMENTS (Cost $19,951,626) - 99.98%		20,415,321

OTHER ASSETS LESS LIABILITIES - 0.02%		3,561

NET ASSETS - 100.00%		$ 20,418,882

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2008.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Notes to Financial Statements
April 30, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,951,626 amounted to $463,695, which consisted of aggregate gross unrealized appreciation of
$1,133,413 and aggregate gross unrealized depreciation of $669,718.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 71.30%

Bank Loan - 0.95%
25,000	Van Kampen Senior Income Trust	$ 159,500

Converibles - 7.18%
13,000	Advent Claymore Convertible Securities & Income Fund	304,720
5,000	Ford Motor Co. Capital Trust II 6.500%	184,250
6,000	General Motor Corp. 6.250% 7/33 Convertible	111,720
23,000	Nicholas Applegate Convertible	286,120
30,000	Nuveen Preferred & Convertible Income Fund II	319,800
		1,206,610
Domestic Equities - 11.81%
16,500	Eaton Vance Tax Managed Buy-Write Opportunity Fund	273,735
18,000	Eaton Vance Tax-Mana	298,440
7,600	Eaton Vance Enhanced Equity Income Fund II	134,900
6,100	Evergreen Utilities & High Income Fund	155,428
5,000	Ishares Dow Jones Select Dividend Fund	296,850
25,000	Liberty All Star Equity Fund	168,500
16,000	Nuveen Equity Premium Advantage Fund	254,080
10,000	Royce Value	167,600
5,056	S&P500 Geared Fund, Inc.	84,132
32,000	Zweig Fund, Inc.	152,000
		1,985,665
Emerging Markets Bond - 2.35%
10,000	First Trust Aberdeen	184,800
7,000	Templeton Emerging Markets Income Fund	105,910
8,000	Western Asset Emerging Market Income Fund II, Inc.	103,920
		394,630
Global Equities - 6.26%
16,000	Alpine Total Dynamic Dividend Fund	270,400
13,000	Blackrock Global Equity Income Trust	201,890
7,000	Blackrock Real Asset Equity Trust	121,520
16,000	Blackrock World Investment Trust	252,000
10,000	Eaton Vance Tax Managed Global Opportunity Fund	167,800
2,100	Nuveen Global Value	38,787
		1,052,397
High Yield Bond - 2.42%
28,000	High Yield Plus Fund, Inc.	86,520
19,000	Neuberger Berman Income Opportunity Fund, Inc.	210,520
7,200	Pioneer High Income Trust	109,944
		406,984
Intermediate-Term Bond - 0.54%
15,000	Blackrock Income Trust	90,750

Long-Term Bond - 0.91%
10,000	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	153,200

Multisector Bond - 5.29%
30,000	Alliance Bernstein Income Fund, Inc.	251,100
25,000	DWS Multi-Market Income Trust	209,500
13,000	Hyperion Brookfield Total Return Fund, Inc.	92,040
20,000	MFS Charter Income Trust	169,600
27,000	Putman Premier Income Trust	167,940
		890,180
Municipal Bond - 0.64%
8,000	Nuveen Municipal Advantage Fund, Inc.	108,400

Oil & Gas Trusts - 8.07%
21,000	Advantage Energy Income Fund	249,900
5,000	Enerplus Resources Fund	224,500
25,000	Enterra Energy Trust	59,500
5,000	Harvest Energy Trust	111,000
20,000	Penn West Energy Trust	603,400
10,000	Provident Energy Trust	108,900
		1,357,200
Preferred Securities - 21.23%
11,900	Allmerica Financial (Corts) 7.750%	232,526
4,800	Aon Capital Trust A (Corts) 7.750%	117,840
9,800	Arch Capital Limited Preffered A 8.000%	245,000
5,812	Bristol-Meyers Squ Debe (Corts) 6.800%	140,592
4,200	DPL, Inc. (Sat) 7.875%	102,228
4,700	DPL, Inc. (Sat) 7.875%	114,962
4,000	Felcor Lodging Trust, Inc. 8.000%	82,960
12,500	Ford Motor Co. (CBTCS) 7.550%	216,125
9,600	Ford Motor Co. (Sat) 8.125%	163,296
5,953	General Motors Corp. 7.375% 5/48 Senior Note	98,105
12,900	General Motors Corp. 7.375% '51 Senior Note	213,753
4,200	Hertz Corp. (Sat) 7.000%	90,258
500	Hilton Hotels Corp. 8.000%	12,500
12,300	Hospitality Property Trust REIT 7.000%	227,550
6,200	JC Penney (Corts) 7.625%	143,840
6,000	LMG Pplus Series 6.700%	101,400
5,000	Morgan Stanley III 6.250%	107,900
5,000	Odyssey Re Holdings Float US Lib+325	107,800
16,600	Saturns Tribune Co. 7.000%	197,208
2,284	SLM Corp. 6.970%	93,073
6,190	Sunamerica (Corts) 6.700%	140,451
9,400	Telephone & Data 7.600% 12/01/41	199,280
8,500	Unum Provident (Pplus) 7.400%	182,750
1,600	Unum Provident Preferred Plus Trust 7.500%	33,984
9,400	US Cellular 7.500% 6/15/34	204,638
		3,570,019
Real Estate - 2.54%
10,000	Cohen & Steers Premium Income Realty Fund, Inc.	170,200
12,000	Cohen & Steers REIT & Preferred Income Fund, Inc.	257,040
		427,240

Unrated & Other - 1.10%
7,300	Biomed Realty Trust 7.375%	160,965
45,000	Sea Containers Ltd. Class A *	2,475
20,000	W Holding Co., Inc.	21,200
		184,640

TOTAL FOR COMMON STOCKS (Cost $13,532,258) - 71.30%		11,987,415

EXCHANGE TRADED FUNDS - 4.43%

5,000	Ultrashort Dow 30 Proshares	258,550
6,000	Ultrashort QQQ Proshares	253,560
4,000	Ultrashort S&P 500 Proshares	232,160

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $744,149) - 4.43%		744,270

SHORT TERM INVESTMENTS - 24.06%
4,036,850	Fidelity Money Market Portfolio Class Select 3.17%** (Cost $4,036,850)	$ 4,036,850
7,572	Fidelity Governmental Fund 57 2.61%** (Cost $7,572)	7,572

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,044,422)		4,044,422

TOTAL INVESTMENTS (Cost $18,320,829) - 99.79%		16,776,107

OTHER ASSETS LESS LIABILITIES - 0.21%		36,785

NET ASSETS - 100.00%		$ 16,812,892

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2008.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Notes to Financial Statements
April 30, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,230,829 amounted to $1,544,722, which consisted of aggregate gross unrealized appreciation of
$96,827 and aggregate gross unrealized depreciation of $1,641,549.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fallen Angels Family of Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date June 18, 2008